Other disclosures - Fee to statutory auditors - Fee to statutory auditors (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional information [abstract]
Statutory audit1	kr 38	kr 26	kr 26
Audit-related services	2	3	3
Tax advisory services	3	4	9
Other services	12	4	4
Total fee to statutory auditors	55	37	42
Fees for other services than statutory audit	17	11	16
Other services	kr 12	kr 6	kr 9